Contracts Receivable, Net	12 Months Ended
Mar. 31, 2026
Contracts Receivable, Net [Abstract]
CONTRACTS RECEIVABLE, NET

6. CONTRACTS RECEIVABLE, NET

Contracts receivable, net is comprised of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Contracts receivable	42,018,485	114,405,565	14,592,547
Allowance for expected credit losses	(9,894,252)	(23,108,734)	(2,947,543)
Balance at end of year	32,124,233	91,296,831	11,645,004

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	3,094,465	9,894,252	1,262,022
Addition	6,799,787	13,214,553	1,685,530
Deconsolidation of subsidiaries	—	(71)	(9)
Ending balance	9,894,252	23,108,734	2,947,543